Earnings Per Share (Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic EPS) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Earnings Per Share [Abstract]
Income Available for Common Shareholders	$ 844	$ 1,099		$ 1,220
Less: distributed earnings to common shareholders		706		621
Undistributed earnings	844	393		599
Distributed earnings to common shareholders		706		621
Undistributed earnings allocated to common shareholders		385		573
Total common shareholders earnings		$ 1,091		$ 1,194
Weighted average common shares outstanding, basic	401	382		368
Convertible subordinated notes		8		17
Weighted average common shares outstanding and participating securities	401	390		385
Distributed earnings, basic		$ 1.85	[1]	$ 1.69	[1]
Undistributed earnings		$ 1.01		$ 1.56
Total	$ 2.10	$ 2.86		$ 3.25

[1]	Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.